Interest Expense, net	12 Months Ended
Dec. 31, 2016
Interest Income (Expense), Net [Abstract]
Interest Expense, net
Interest Expense, net
Components of net interest expense were as follows:

	Successor			Predecessor
	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014
	(in millions)
Interest expense	$152	$64	$8	$5
Amortization of deferred financing fees	11	4	2	—
Interest income	(3)	(2)	—	—
Interest expense, net	$160	$66	$10	$5